Subsequent Events (Details)					1 Months Ended
	Apr. 24, 2026 $ / shares	Apr. 17, 2026 € / shares	Jan. 23, 2026 USD ($)	Jan. 22, 2026	May 31, 2026 USD ($) $ / shares shares	Feb. 28, 2026 $ / shares shares	May 14, 2026 $ / shares	May 05, 2026 shares	Apr. 29, 2026 USD ($)	Apr. 23, 2026 $ / shares	Apr. 07, 2026	Mar. 10, 2026	Jan. 14, 2026 shares	Dec. 31, 2025 $ / shares	Sep. 30, 2025 $ / shares
Subsequent Events [Line Items]
SOL purchase received | shares													13,898
Exercise price														$ 0.5	$ 1.5
Reverse stock split arrangement											10-for-1 reverse share split	10-for-1 reverse stock split
Bid price per share										$ 1
Subsequent Events [Member]
Subsequent Events [Line Items]
Consulting fee | $			$ 30,000
Percentage of protocol-native staking rewards				100.00%
Subsequent Events [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Pre-funded warrants to purchase | shares						187,899
Exercise price						$ 0.5
Scenario Forecasts [Member]
Subsequent Events [Line Items]
Aggregate cash proceeds | $					$ 136,606
Nominal consideration | € / shares		€ 1
Ordinary shares exercise price per share	$ 6
Bid price per share							$ 1
Annual base salary | $									$ 450,000
Other payables | $									200,000
Equity award | $									$ 1,600,000
Scenario Forecasts [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Pre-funded warrants to purchase | shares					273,212
Exercise price					$ 0.5
Scenario Forecasts [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Acquires beneficial ownership	9.99%
Amount of decrease ordinary shares | shares								8,400,000
Scenario Forecasts [Member] | Top of range [member]
Subsequent Events [Line Items]
Acquires beneficial ownership	20.00%
Amount of decrease ordinary shares | shares								83,900,000